Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2024	2023
Value added tax receivable	96	86
Prepaid expenses	88	45
Prepaid income taxes	—	24
Advance to vendors	13	—
Contract asset, current	23	21
Total prepaid expenses and other current assets	219	176